Guarantor and Non-Guarantor Supplemental Financial Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Text Block [Abstract]
Condensed Consolidating Balance Sheet

Supplemental Condensed Consolidating Balance Sheet

June 30, 2016

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$115,259	$180,815	$7,088	$(66,855)	$236,307
Property and equipment, net	—	—	53,888	174	—	54,062
Subscriber acquisition costs, net	—	—	865,629	80,222	—	945,851
Deferred financing costs, net	—	5,434	—	—	—	5,434
Investment in subsidiaries	—	2,141,534	—	—	(2,141,534)	—
Intercompany receivable	—	—	15,777	—	(15,777)	—
Intangible assets, net	—	—	465,578	37,568	—	503,146
Goodwill	—	—	809,678	26,451	—	836,129
Long-term investments and other assets	—	106	10,615	14	(106)	10,629

Total Assets	$—	$2,262,333	$2,401,980	$151,517	$(2,224,272)	$2,591,558

Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	$—	$17,389	$237,270	$78,150	$(66,855)	$265,954
Intercompany payable	—	—	—	15,777	(15,777)	—
Notes payable and revolving credit facility, net of current portion	—	2,381,320	—	—	—	2,381,320
Capital lease obligations, net of current portion	—	—	8,533	1	—	8,534
Deferred revenue, net of current portion	—	—	47,511	4,720	—	52,231
Other long-term obligations	—	—	11,849	—	—	11,849
Accumulated losses of investee	136,376				(136,376)	—
Deferred income tax liability	—	—	106	8,046	(106)	8,046
Total (deficit) equity	(136,376)	(136,376)	2,096,711	44,823	(2,005,158)	(136,376)

Total liabilities and stockholders’ (deficit) equity	$—	$2,262,333	$2,401,980	$151,517	$(2,224,272)	$2,591,558

Supplemental Condensed Consolidating Balance Sheet

December 31, 2015

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$2,537	$91,555	$6,540	$(53,066)	$47,566
Property and equipment, net	—	—	55,012	262	—	55,274
Subscriber acquisition costs, net	—	—	728,547	62,097	—	790,644
Deferred financing costs, net	—	6,456	—	—	—	6,456
Investment in subsidiaries	—	2,070,404	—	—	(2,070,404)	—
Intercompany receivable	—	—	22,398	—	(22,398)	—
Intangible assets, net	—	—	519,301	39,094	—	558,395
Goodwill	—	—	809,678	24,738	—	834,416
Long-term investments and other assets	—	106	10,880	13	(106)	10,893

Total Assets	$—	$2,079,503	$2,237,371	$132,744	$(2,145,974)	$2,303,644

Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	$—	$18,384	$143,896	$59,304	$(53,066)	$168,518
Intercompany payable	—		—	22,398	(22,398)	—
Notes payable and revolving credit facility, net of current portion	—	2,138,112	—	—	—	2,138,112
Capital lease obligations, net of current portion	—	—	11,169	2	—	11,171
Deferred revenue, net of current portion	—	—	40,960	3,822	—	44,782
Accumulated Losses of Investee	76,993	—	—	—	(76,993)	—
Other long-term obligations	—	—	10,530	—	—	10,530
Deferred income tax liability	—	—	106	7,524	(106)	7,524
Total (deficit) equity	(76,993)	(76,993)	2,030,710	39,694	(1,993,411)	(76,993)

Total liabilities and stockholders’ (deficit) equity	$—	$2,079,503	$2,237,371	$132,744	$(2,145,974)	$2,303,644

Condensed Consolidating Balance Sheet

December 31, 2015

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$2,537	$91,555	$6,540	$(53,066)	$47,566
Property and equipment, net	—	—	55,012	262	—	55,274
Subscriber acquisition costs, net	—	—	728,547	62,097	—	790,644
Deferred financing costs, net	—	6,456	—	—	—	6,456
Investment in subsidiaries	—	2,070,404	—	—	(2,070,404)	—
Intercompany receivable	—	—	22,398	—	(22,398)	—
Intangible assets, net	—	—	519,301	39,094	—	558,395
Goodwill	—	—	809,678	24,738	—	834,416
Long-term investments and other assets	—	106	10,880	13	(106)	10,893

Total Assets	$—	$2,079,503	$2,237,371	$132,744	$(2,145,974)	$2,303,644

Liabilities and Stockholders’ Equity
Current liabilities	$—	$18,384	$143,896	$59,304	$(53,066)	$168,518
Intercompany payable	—	—	—	22,398	(22,398)	—
Notes payable and revolving line of credit, net of current portion	—	2,138,112	—	—	—	2,138,112
Capital lease obligations, net of current portion	—	—	11,169	2	—	11,171
Deferred revenue, net of current portion	—	—	40,960	3,822	—	44,782
Accumulated losses of investee	76,993	—	—	—	(76,993)	—
Other long-term obligations	—	—	10,530	—	—	10,530
Deferred income tax liability	—	—	106	7,524	(106)	7,524
Total equity	(76,993)	(76,993)	2,030,710	39,694	(1,993,411)	(76,993)

Total liabilities and stockholders’ equity	$—	$2,079,503	$2,237,371	$132,744	$(2,145,974)	$2,303,644

Condensed Consolidating Balance Sheet

December 31, 2014

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$9,435	$109,996	$6,626	$(40,686)	$85,371
Property and equipment, net	—	—	62,271	519	—	62,790
Subscriber acquisition costs, net	—	—	500,916	47,157	—	548,073
Deferred financing costs, net	—	4,071	—	—	—	4,071
Investment in subsidiaries	224,486	2,057,857	—	—	(2,282,343)	—
Intercompany receivable	—	—	34,000	—	(34,000)	—
Intangible assets, net	—	—	645,558	57,668	—	703,226
Goodwill	—	—	811,947	29,575	—	841,522
Long-term investments and other assets	—	184	10,502	31	(184)	10,533

Total Assets	$224,486	$2,071,547	$2,175,190	$141,576	$(2,357,213)	$2,255,586

Liabilities and Stockholders’ Equity
Current liabilities	$—	$11,993	$119,285	$46,348	$(40,686)	$136,940
Intercompany payable	—	—	—	34,000	(34,000)	—
Notes payable and revolving line of credit, net of current portion	—	1,835,068	—	—	—	1,835,068
Capital lease obligations, net of current portion	—	—	10,646	9	—	10,655
Deferred revenue, net of current portion	—	—	29,438	3,066	—	32,504
Other long-term obligations	—	—	6,497	409	—	6,906
Deferred income tax liability	—	—	107	9,104	(184)	9,027
Total equity	224,486	224,486	2,009,217	48,640	(2,282,343)	224,486

Total liabilities and stockholders’ equity	$224,486	$2,071,547	$2,175,190	$141,576	$(2,357,213)	$2,255,586

Condensed Consolidating Statements of Operations and Comprehensive Loss

Supplemental Condensed Consolidating Statements of Operations and Comprehensive Loss

For the Three Months Ended June 30, 2016

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$171,315	$10,168	$(676)	$180,807
Costs and expenses	—	—	203,030	11,326	(676)	213,680

Loss from operations	—	—	(31,715)	(1,158)	—	(32,873)
Loss from subsidiaries	(89,722)	(32,449)	—	—	122,171	—
Other expense (income), net	—	57,273	236	(212)	—	57,297

Loss before income tax expenses	(89,722)	(89,722)	(31,951)	(946)	122,171	(90,170)
Income tax expense (benefit)	—	—	121	(569)	—	(448)

Net loss	$(89,722)	$(89,722)	$(32,072)	$(377)	$122,171	$(89,722)

Other comprehensive (loss) income, net of tax effects:
Net loss	$(89,722)	$(89,722)	$(32,072)	$(377)	$122,171	$(89,722)
Foreign currency translation adjustment	—	40	—	40	(40)	40

Total other comprehensive income	—	40	—	40	(40)	40

Comprehensive loss	$(89,722)	$(89,682)	$(32,072)	$(337)	$122,131	$(89,682)

Supplemental Condensed Consolidating Statements of Operations and Comprehensive (Loss) Income

For the Three Months Ended June 30, 2015

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$149,770	$8,823	$(680)	$157,913
Costs and expenses	—	—	154,904	8,577	(680)	162,801

(Loss) income from operations	—	—	(5,134)	246	—	(4,888)
Loss from subsidiaries	(43,614)	(4,923)	—	—	48,537	—
Other expense, net	—	38,691	(171)	27	—	38,547

(Loss) income before income tax expenses	(43,614)	(43,614)	(4,963)	219	48,537	(43,435)
Income tax expense	—	—	53	126	—	179

Net (loss) income	$(43,614)	$(43,614)	$(5,016)	$93	$48,537	$(43,614)

Other comprehensive loss, net of tax effects:						—
Net (loss) income	$(43,614)	$(43,614)	$(5,016)	$93	$48,537	$(43,614)
Foreign currency translation adjustment	—	2,202	5,240	(3,038)	(2,202)	2,202

Total other comprehensive (loss) income	—	2,202	5,240	(3,038)	(2,202)	2,202

Comprehensive (loss) income	$(43,614)	$(41,412)	$224	$(2,945)	$46,335	$(41,412)

Supplemental Condensed Consolidating Statements of Operations and Comprehensive (Loss) Income

For the Six Months Ended June 30, 2016

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$337,256	$19,155	$(1,351)	$355,060
Costs and expenses	—	—	373,319	19,640	(1,351)	391,608

Loss from operations	—	—	(36,063)	(485)	—	(36,548)
Loss from subsidiaries	(134,815)	(32,494)	—	—	167,309	—
Other expense (income), net	—	102,321	(1,428)	(3,298)	—	97,595

(Loss) income before income tax expenses	(134,815)	(134,815)	(34,635)	2,813	167,309	(134,143)
Income tax expense	—	—	185	487	—	672

Net (loss) income	$(134,815)	$(134,815)	$(34,820)	$2,326	$167,309	$(134,815)

Other comprehensive loss, net of tax effects:						—
Net (loss) income	$(134,815)	$(134,815)	$(34,820)	$2,326	$167,309	$(134,815)
Foreign currency translation adjustment	—	2,801	—	2,801	(2,801)	2,801

Total other comprehensive loss	—	2,801	—	2,801	(2,801)	2,801

Comprehensive (loss) income	$(134,815)	$(132,014)	$(34,820)	$5,127	$164,508	$(132,014)

Supplemental Condensed Consolidating Statements of Operations and Comprehensive (Loss) Income

For the Six Months Ended June 30, 2015

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$294,505	$17,053	$(1,450)	$310,108
Costs and expenses	—	—	309,804	16,343	(1,450)	324,697

(Loss) income from operations	—	—	(15,299)	710	—	(14,589)
Loss from subsidiaries	(91,661)	(15,016)	—	—	106,677	—
Other expense, net	—	76,645	76	43	—	76,764

(Loss) income before income tax expenses	(91,661)	(91,661)	(15,375)	667	106,677	(91,353)
Income tax expense	—	—	92	216	—	308

Net (loss) income	$(91,661)	$(91,661)	$(15,467)	$451	$106,677	$(91,661)

Other comprehensive loss, net of tax effects:
Net (loss) income	$(91,661)	$(91,661)	$(15,467)	$451	$106,677	$(91,661)
Foreign currency translation adjustment	—	(8,376)	(1,096)	(7,280)	8,376	(8,376)

Total other comprehensive loss	—	(8,376)	(1,096)	(7,280)	8,376	(8,376)

Comprehensive loss	$(91,661)	$(100,037)	$(16,563)	$(6,829)	$115,053	$(100,037)

Condensed Consolidating Statements of Operations and Comprehensive Loss

For the Year Ended December 31, 2015

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$622,507	$34,022	$(2,808)	$653,721
Costs and expenses	—	—	730,322	34,882	(2,808)	762,396

Loss from operations	—	—	(107,815)	(860)	—	(108,675)
Loss from subsidiaries	(279,107)	(118,885)	—	—	397,992	—
Other (expense) income, net	—	(160,222)	(9,763)	(96)	—	(170,081)

Loss before income tax expenses	(279,107)	(279,107)	(117,578)	(956)	397,992	(278,756)
Income tax expense (benefit)	—	—	392	(41)	—	351

Net loss	$(279,107)	$(279,107)	$(117,970)	$(915)	$397,992	$(279,107)

Other comprehensive loss, net of tax effects:
Net loss	$(279,107)	$(279,107)	$(117,970)	$(915)	$397,992	$(279,107)
Foreign currency translation adjustment	—	(13,293)	2	(13,294)	13,292	(13,293)

Total other comprehensive loss	—	(13,293)	2	(13,294)	13,292	(13,293)

Comprehensive loss	$(279,107)	$(292,400)	$(117,968)	$(14,209)	$411,284	$(292,400)

Condensed Consolidating Statements of Operations and Comprehensive Loss

For the Year Ended December 31, 2014

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$530,888	$35,911	$(3,122)	$563,677
Costs and expenses	—	—	623,124	37,544	(3,122)	657,546

Loss from operations	—	—	(92,236)	(1,633)	—	(93,869)
Loss from subsidiaries	(238,660)	(93,850)	—	—	332,510	—
Other income (expense), net	—	(145,917)	1,676	(36)	—	(144,277)

Loss before income tax expenses	(238,660)	(239,767)	(90,560)	(1,669)	332,510	(238,146)
Income tax expense (benefit)	—	(1,107)	779	842	—	514

Net loss	$(238,660)	$(238,660)	$(91,339)	$(2,511)	$332,510	$(238,660)

Other comprehensive loss, net of tax effects:
Net loss	$(238,660)	$(238,660)	$(91,339)	$(2,511)	$332,510	$(238,660)
Foreign currency translation adjustment	—	(11,333)	(6,895)	(4,438)	11,333	(11,333)

Total other comprehensive loss	—	(11,333)	(6,895)	(4,438)	11,333	(11,333)

Comprehensive loss	$(238,660)	$(249,993)	$(98,234)	$(6,949)	$343,843	$(249,993)

Condensed Consolidating Statements of Operations and Comprehensive Loss

For the year ended December 31, 2013

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$476,168	$27,790	$(3,050)	$500,908
Costs and expenses	—	—	527,403	31,435	(3,050)	555,788

(Loss) income from operations	—	—	(51,235)	(3,645)	—	(54,880)
(Loss) income from subsidiaries	(124,513)	(57,752)	—	—	182,265	—
Other income (expense), net	—	(66,867)	906	(80)	—	(66,041)

(Loss) income from continuing operations before income tax expense	(124,513)	(124,619)	(50,329)	(3,725)	182,265	(120,921)
Income tax (benefit) expense	—	(106)	4,853	(1,155)	—	3,592

Net (loss) income	$(124,513)	$(124,513)	$(55,182)	$(2,570)	$182,265	$(124,513)

Other comprehensive (loss) income, net of tax effects:
Net (loss) income before non-controlling interests	$(124,513)	$(124,513)	$(55,182)	$(2,570)	$182,265	$(124,513)
Foreign currency translation adjustment	—	(8,558)	(4,641)	(3,917)	8,558	(8,558)

Comprehensive loss	$(124,513)	$(133,071)	$(59,823)	$(6,487)	$190,823	$(133,071)

Condensed Consolidating Statements of Cash Flows

Supplemental Condensed Consolidating Statements of Cash Flows

For the Six Months Ended June 30, 2016

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$—	$—	$(176,661)	$5,088	$—	$(171,573)
Cash flows from investing activities:
Subscriber acquisition costs—company owned equipment	—	—	(1,791)	—	—	(1,791)
Capital expenditures	—	—	(4,526)	—	—	(4,526)
Proceeds from sale of assets	—	—	1,925	—	—	1,925
Investment in subsidiary	(69,800)	(187,004)	—	—	256,804	—
Acquisition of intangible assets	—	—	(505)	—	—	(505)

Net cash used in investing activities	(69,800)	(187,004)	(4,897)	—	256,804	(4,897)
Cash flows from financing activities:
Proceeds from notes payable	—	500,000	—	—	—	500,000
Repayment on notes payable	—	(235,535)	—	—	—	(235,535)
Borrowings from revolving credit facility	—	57,000	—	—	—	57,000
Repayments on revolving credit facility	—	(77,000)	—	—	—	(77,000)
Proceeds from capital contribution	69,800	69,800	—	—	(69,800)	69,800
Intercompany receivable	—	—	6,621	—	(6,621)	—
Intercompany payable	—	—	187,004	(6,621)	(180,383)	—
Repayments of capital lease obligations	—	—	(3,955)	(1)	—	(3,956)
Financing costs	—	(8,274)	—	—	—	(8,274)
Deferred financing costs	—	(6,277)	—	—	—	(6,277)

Net cash provided by (used in) financing activities	69,800	299,714	189,670	(6,622)	(256,804)	295,758
Effect of exchange rate changes on cash	—	—	—	(441)	—	(441)

Net increase (decrease) in cash and cash equivalents	—	112,710	8,112	(1,975)	—	118,847
Cash and cash equivalents:
Beginning of period	—	2,299	(1,941)	2,201	—	2,559

End of period	$—	$115,009	$6,171	$226	$—	$121,406

Supplemental Condensed Consolidating Statements of Cash Flows

For the Six Months Ended June 30, 2015

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$—	$(538)	$(98,773)	$9,621	$—	$(89,690)
Cash flows from investing activities:
Subscriber acquisition costs—company owned equipment	—	—	(14,922)	(644)	—	(15,566)
Capital expenditures	—	—	(18,023)	(41)	—	(18,064)
Investment in subsidiary	—	(140,640)	—	—	140,640	—
Acquisition of intangible assets	—	—	(1,002)	—	—	(1,002)
Proceeds from sale of assets	—	—	408	—	—	408
Proceeds from insurance claims	—	—	2,984	—	—	2,984
Acquisition of other assets	—	—	(67)	—	—	(67)

Net cash used in investing activities	—	(140,640)	(30,622)	(685)	140,640	(31,307)
Cash flows from financing activities:
Borrowings from revolving credit facility	—	149,000	—	—	—	149,000
Repayments on revolving credit facility	—	(10,000)	—	—	—	(10,000)
Intercompany receivable	—	—	(8,423)	—	8,423	—
Intercompany payable	—	—	140,640	8,423	(149,063)	—
Repayments of capital lease obligations	—	—	(4,045)	(2)	—	(4,047)
Deferred financing costs	—	(4,233)	—	—	—	(4,233)

Net cash (used in) provided by financing activities	—	134,767	128,172	8,421	(140,640)	130,720
Effect of exchange rate changes on cash	—	—	—	(577)	—	(577)

Net (decrease) increase in cash and cash equivalents	—	(6,411)	(1,223)	16,780	—	9,146
Cash and cash equivalents:
Beginning of period	—	9,432	(2,233)	3,608	—	10,807

End of period	$—	$3,021	$(3,456)	$20,388	$—	$19,953

Condensed Consolidating Statements of Cash Flows

For the Year ended December 31, 2015

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash used in operating activities	$—	$(1,052)	$(267,327)	$13,072	$—	$(255,307)
Cash flows from investing activities:
Subscriber acquisition costs—company owned equipment	—	—	(23,641)	(1,099)	—	(24,740)
Capital expenditures	—	—	(26,941)	(41)	—	(26,982)
Proceeds from the sale of subsidiary	—	—	—	—	—	—
Proceeds from sale of capital assets	—	—	480	—	—	480
Investment in subsidiary	—	(296,895)	—	—	296,895	—
Acquisition of intangible assets	—	—	(1,363)	—	—	(1,363)
Proceeds from insurance claims	—	—	2,984	—	—	2,984
Net cash used in acquisitions	—	—	—	—	—	—
Investment in marketable securities	—	—	—	—	—	—
Proceeds from marketable securities	—	—	—	—	—	—
Proceeds from note receivable	—	—	—	—	—	—
Change in restricted cash	—	—	14,214	—	—	14,214
Investment in convertible note	—	—	—	—	—	—
Other assets	—	—	(208)	—	—	(208)

Net cash used in investing activities	—	(296,895)	(34,475)	(1,140)	296,895	(35,615)
Cash flows from financing activities:
Proceeds from notes payable	—	296,250	—	—	—	296,250
Borrowings from revolving line of credit	—	271,000	—	—	—	271,000
Repayment of revolving line of credit		(271,000)				(271,000)
Intercompany receivable	—		11,601	—	(11,601)	—
Intercompany payable	—	—	296,895	(11,601)	(285,294)	—
Proceeds from contract sales	—	—		—	—	—
Acquisition of contracts	—	—		—	—	—
Repayments of capital lease obligations	—	—	(6,402)	(12)	—	(6,414)
Deferred financing costs	—	(5,436)	—	—	—	(5,436)
Capital contribution	—	—	—	—	—	—
Payment of dividends	—	—	—	—	—	—

Net cash provided by (used in) provided by financing activities	—	290,814	302,094	(11,613)	(296,895)	284,400
Effect of exchange rate changes on cash	—	—	—	(1,726)	—	(1,726)

Net increase (decrease) in cash	—	(7,133)	292	(1,407)	—	(8,248)
Cash:
Beginning of period	—	9,432	(2,233)	3,608	—	10,807

End of period	$—	$2,299	$(1,941)	$2,201	$—	$2,559

Condensed Consolidating Statements of Cash Flows

For the Year ended December 31, 2014

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$50,000	$(894)	$(318,734)	$9,991	$(50,000)	$(309,637)
Cash flows from investing activities:
Subscriber acquisition costs—company owned equipment	—	—	(10,580)	—	—	(10,580)
Capital expenditures	—	—	(30,315)	(185)	—	(30,500)
Proceeds from the sale of subsidiary	—	—	—	—	—	—
Proceeds from sale of capital assets	—	—	964	—	—	964
Investment in subsidiary	(32,300)	(340,024)	—	—	372,324	—
Acquisition of intangible assets	—	—	(9,649)	—	—	(9,649)
Net cash used in acquisitions	—	—	(18,500)	—	—	(18,500)
Investment in marketable securities	—	(60,000)	—	—	—	(60,000)
Proceeds from marketable securities	—	60,069	—	—	—	60,069
Proceeds from note receivable	—	—	22,699	—	—	22,699
Change in restricted cash	—	—	14,375	—	—	14,375
Investment in convertible note	—	—	(3,000)	—	—	(3,000)
Other assets	—	—	(2,153)	(9)	—	(2,162)

Net cash used in investing activities	(32,300)	(339,955)	(36,159)	(194)	372,324	(36,284)
Cash flows from financing activities:
Proceeds from notes payable	—	102,000	—	—	—	102,000
Borrowings from revolving line of credit	—	20,000	—	—	—	20,000
Intercompany receivable	—	—	10,658	—	(10,658)	—
Intercompany payable	—	—	340,024	(10,658)	(329,366)	—
Proceeds from contract sales	—	—	2,261	—	—	2,261
Acquisition of contracts	—	—	(2,277)	—	—	(2,277)
Repayments of capital lease obligations	—	—	(6,297)	(3)	—	(6,300)
Deferred financing costs	—	(2,927)	—	—	—	(2,927)
Capital contribution	32,300	32,300	—	—	(32,300)	32,300
Payment of dividends	(50,000)	(50,000)	—	—	50,000	(50,000)

Net cash (used in) provided by financing activities	(17,700)	101,373	344,369	(10,661)	(322,324)	95,057
Effect of exchange rate changes on cash	—	—	—	(234)	—	(234)

Net increase in cash	—	(239,476)	(10,524)	(1,098)	—	(251,098)
Cash:
Beginning of period	—	248,908	8,291	4,706	—	261,905

End of period	$—	$9,432	$(2,233)	$3,608	$—	$10,807

Condensed Consolidating Statements of Cash Flows

For the Year ended December 31, 2013

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$60,000	$(201)	$(227,146)	$8,471	$(60,000)	$(218,876)
Cash flows from investing activities:
Subscriber acquisition costs—company owned equipment	—	—	(342)	—	—	(342)
Capital expenditures	—	—	(8,917)	(56)	—	(8,973)
Proceeds from the sale of subsidiary	—	144,750	—	—	—	144,750
Investment in subsidiary	—	(254,394)	—	—	254,394	—
Proceeds from the sale of capital assets	—	—	306	—	—	306
Net cash used in acquisition	—	—	(4,272)	—	—	(4,272)
Change in restricted cash	—	—	(161)	—	—	(161)
Other assets	—	—	(9,648)	3	—	(9,645)

Net cash provided by (used in) investing activities	—	(109,644)	(23,034)	(53)	254,394	121,663
Cash flows from financing activities:
Proceeds from notes payable	—	457,250	—	—	—	457,250
Intercompany receivable	—	—	7,096	—	(7,096)	—
Intercompany payable	—	—	254,394	(7,096)	(247,298)	—
Borrowings from revolving line of credit	—	22,500	—	—	—	22,500
Repayments on revolving line of credit	—	(50,500)	—	—	—	(50,500)
Repayments of capital lease obligations	—	—	(7,207)	—	—	(7,207)
Deferred financing costs	—	(10,896)	—	—	—	(10,896)
Payment of dividends	(60,000)	(60,000)	—	—	60,000	(60,000)

Net cash (used in) provided by financing activities	(60,000)	358,354	254,283	(7,096)	(194,394)	351,147
Effect of exchange rate changes on cash	—	—	—	(119)	—	(119)

Net increase in cash	—	248,509	4,103	1,203	—	253,815
Cash:
Beginning of period	—	399	4,188	3,503	—	8,090

End of period	$—	$248,908	$8,291	$4,706	$—	$261,905